Product Inventory (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / bbl bbl	Dec. 31, 2017 USD ($) $ / bbl bbl
Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Number of barrels of oil in inventory | bbl	568,100	776,800
Inventories valuation rate (in dollars per barrel) | $ / bbl	15.30	14.77
Product inventory recorded as an expense | $	$ 2.8	$ 8.1